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                       GABELLI GLOBAL SERIES FUNDS, INC.

April 24, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Re:  Gabelli Global Series Funds, Inc. (the "Corporation")
     Securities Act of 1933 Registration File No. 33-66262
     Rule 497(j) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Corporation, pursuant to Rule 497(j) under the Securities Act of 1933, as amended. As Assistant Secretary of the Corporation, I hereby certify that the Corporation's definitive Prospectus, dated April 15, 1998, which would have been filed by the Corporation pursuant to Rule 497(c), would not have differed from that contained in the Corporation's most recent Post-Effective Amendment on Form N-1A, filed pursuant to EDGAR on April 13, 1998. The Corporation's Statement of Additional Information is incorporated by reference to the Rule 497(c) filing dated April 17, 1998.

If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (614) 470-8543.

Sincerely,

/s/ Paige C. Hodgin

Paige C. Hodgin
Assistant Secretary
Gabelli Global Series Funds, Inc.

cc:  Mr. Richard Prins        Skadden Arps Slate Meagher & Flom
     Mr. Bruce N. Alpert      Gabelli Global Series Funds, Inc.